UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

David J. Schulte
11550 Ash Street, Suite 300, Leawood, KS 66211
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period:  February 28, 2009

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation
SCHEDULE OF INVESTMENTS (Unaudited)

	February 28, 2009
Master Limited Partnerships and Related Companies - 161.8% (1)	Shares	Fair Value
Crude/Refined Products Pipelines - 82.1% (1)
United States - 82.1% (1)
Buckeye Partners, L.P.	415,074	$16,395,423
Enbridge Energy Partners, L.P.	713,745	20,320,320
Enbridge Energy Partners, L.P. (2) (3)	1,112,021	31,403,487
Holly Energy Partners, L.P.	417,370	10,634,588
Kinder Morgan Management, LLC (3)	1,501,120	62,626,726
Magellan Midstream Partners, L.P.	1,763,298	56,072,876
NuStar Energy L.P.	1,023,389	47,219,168
NuStar GP Holdings, LLC	131,228	2,486,771
Plains All American Pipeline, L.P.	1,290,831	49,748,627
SemGroup Energy Partners, L.P.	342,162	940,946
Sunoco Logistics Partners L.P.	848,733	46,671,828
TEPPCO Partners, L.P.	516,918	11,765,054
		356,285,814

Natural Gas/Natural Gas Liquids Pipelines - 50.6% (1)
United States - 50.6% (1)
Boardwalk Pipeline Partners, LP	939,693	19,827,522
El Paso Pipeline Partners, L.P.	1,061,700	18,717,771
El Paso Pipeline Partners, L.P. (2)	291,000	5,104,140
Energy Transfer Equity, L.P.	557,310	10,939,995
Energy Transfer Partners, L.P.	1,537,995	55,690,799
Enterprise GP Holdings L.P.	67,993	1,330,623
Enterprise Products Partners L.P.	2,038,861	43,998,620
ONEOK Partners, L.P.	182,821	7,746,126
Spectra Energy Partners, LP	445,470	9,880,525
TC PipeLines, LP	1,271,206	32,886,099
Williams Pipeline Partners L.P.	836,875	13,272,838
		219,395,058

Natural Gas Gathering/Processing - 16.2% (1)
United States - 16.2% (1)
Copano Energy, L.L.C.	1,238,789	17,615,580
Copano Energy, L.L.C. (2) (4)	285,740	3,488,885
Crosstex Energy, L.P.	36,480	126,221
Crosstex Energy, L.P. (2) (4)	193,767	697,561
DCP Midstream Partners, LP	406,850	4,385,843
Duncan Energy Partners L.P.	392,298	6,398,380
Exterran Partners, L.P.	322,193	3,946,864
MarkWest Energy Partners, L.P.	2,201,640	23,689,646
Targa Resources Partners LP	321,426	2,719,264
Western Gas Partners LP	205,075	3,008,450
Williams Partners L.P.	373,900	4,094,205
		70,170,899

Propane Distribution - 9.9% (1)
United States - 9.9% (1)
Inergy, L.P.	1,846,374	41,580,343
Inergy Holdings, L.P.	49,715	1,386,054
		42,966,397

Shipping - 3.0% (1)
Republic of the Marshall Islands - 0.7% (1)
Teekay LNG Partners L.P.	156,200	2,875,642
United States - 2.3% (1)
K-Sea Transportation Partners L.P.	596,470	9,961,049
		12,836,691

Total Master Limited Partnerships and Related Companies (Cost $658,216,629)		701,654,859

Short-Term Investments - 3.7% (1)
United States Investment Companies - 3.7% (1)
First American Government Obligations Fund - Class Y, 0.27% (5)	2,046,309	2,046,309
Merrill Lynch Premier Institutional Fund, 0.94% (5)	14,004,493	14,004,493

Total Short-Term Investments (Cost $16,050,802)		16,050,802

Total Investments - 165.5% (1) (Cost $674,267,431)		717,705,661

Liabilities in Excess of Cash and Other Assets - (10.2%) (1)	(44,007,802)

Long-Term Debt Obligations - (39.2%) (1)	(170,000,000)

Preferred Shares at Redemption Value - (16.1%) (1)	(70,000,000)
Total Net Assets Applicable to Common Stockholders - 100.0% (1)	$433,697,859

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2) Restricted securities have been fair valued in accordance with procedures approved by the Board of Directors and have a total fair value of $40,694,073, which represents 9.4% of net assets.
(3) Security distributions are paid-in-kind.
(4) Non-income producing.
(5) Rate indicated is the current yield as of February 28, 2009.

Various inputs are used in determining the value of the Company’s investments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets by level within the fair value hierarchy as of February 28, 2009.  These assets are measured on a recurring basis.

Fair Value Measurements at Reporting Date Using
		Quoted Prices in		Significant
		Active Markets for	Significant Other	Unobservable
	Fair Value at	Identical Assets	Observable Inputs	Inputs
Description	February 28, 2009	(Level 1)	(Level 2)	(Level 3)

Investments	$ 717,705,661	$ 677,011,588	$ 36,507,627	$ 4,186,446

Fair Value Measurements Using Significant Unobservable Inputs
(Level 3) for Investments
For the period from December 1, 2008 to February 28, 2009
Fair value beginning balance	$ 3,924,726
Total unrealized gains included in net increase in net assets applicable to common stockholders	261,720
Net purchases, issuances and settlements	-
Return of capital adjustments impacting cost basis of security	-
Transfers into Level 3	-
Fair value ending balance	$ 4,186,446

The Company utilizes the beginning of reporting period method for determining transfers into or out of Level 3.  Accordingly, this method is the basis for presenting the rollforward in the preceding table. Under this method, the fair value of the asset at the beginning of the period will be disclosed as a transfer into or out of Level 3, gains or losses for an asset that transfers into Level 3 during the period will be included in the reconciliation, and gains or losses for an asset that transfers out of Level 3 will be excluded from the reconciliation.

Certain of the Company’s investments are restricted and are valued as determined in accordance with procedures established by the Board of Directors.  The table below shows the number of units held, acquisition date, acquisition cost, fair value per share and percent of net assets which the securities comprise at February 28, 2009.

Investment Security		Number of Shares	Acquisition Date	Acquisition Cost	Fair Value Per Share	Fair Value as Percent of Net Assets
Copano Energy, L.L.C.	Class D Common Units	285,740	3/14/08	$ 7,500,675	$ 12.21	0.8%
Crosstex Energy, L.P.	Series D Subordinated Units	193,767	3/23/07	5,000,002	3.60	0.2
El Paso Pipeline Partners, L.P.	Common Units	291,000	9/30/08	4,999,962	17.54	1.2
Enbridge Energy Partners, L.P.	Class C Common Units	1,112,021	4/02/07	50,000,000	28.24	7.2
				$67,500,639		9.4%

As of February 28, 2009, the aggregate cost of securities for federal income tax purposes was $583,453,274.  At February 28, 2009, the aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $175,497,269, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $41,244,882 and the net unrealized appreciation was $134,252,387.

Item 2. Controls and Procedures.

(a)
The registrant’s President and Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Infrastructure Corporation

Date: April 22, 2009	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Infrastructure Corporation

Date: April 22, 2009	By:	/s/ David J. Schulte
David J. Schulte
President and Chief Executive Officer

Tortoise Energy Infrastructure Corporation

Date: April 22, 2009	By:	/s/ Terry Matlack
Terry Matlack
Chief Financial Officer